UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21121

Investment Company Act File Number

Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Growth Portfolio

March 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Aerospace & Defense — 2.8%
Raytheon Co.	47,528	$5,828,359
Spirit AeroSystems Holdings, Inc., Class A(1)	61,698	2,798,621

		$8,626,980

Banks — 2.0%
JPMorgan Chase & Co.	30,778	$1,822,673
PNC Financial Services Group, Inc. (The)	27,048	2,287,449
Wells Fargo & Co.	47,005	2,273,162

		$6,383,284

Beverages — 3.9%
Constellation Brands, Inc., Class A	35,914	$5,426,246
PepsiCo, Inc.	67,540	6,921,499

		$12,347,745

Biotechnology — 4.9%
Celgene Corp.(1)	49,688	$4,973,272
Gilead Sciences, Inc.	68,988	6,337,238
Incyte Corp.(1)	24,409	1,768,920
Vertex Pharmaceuticals, Inc.(1)	29,701	2,360,932

		$15,440,362

Building Products — 1.8%
Fortune Brands Home & Security, Inc.	103,348	$5,791,622

		$5,791,622

Capital Markets — 2.3%
Charles Schwab Corp. (The)	168,081	$4,709,629
Invesco, Ltd.	79,662	2,451,200

		$7,160,829

Chemicals — 1.7%
Ecolab, Inc.	34,392	$3,835,396
Monsanto Co.	17,868	1,567,738

		$5,403,134

Commercial Services & Supplies — 1.5%
Tyco International PLC	125,261	$4,598,331

		$4,598,331

Communications Equipment — 1.5%
Palo Alto Networks, Inc.(1)	29,372	$4,791,748

		$4,791,748

Diversified Financial Services — 0.5%
McGraw Hill Financial, Inc.	16,609	$1,643,959

		$1,643,959

Security	Shares	Value
Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	14,977	$2,360,076
CVS Health Corp.	18,280	1,896,184
Sprouts Farmers Market, Inc.(1)	106,987	3,106,903

		$7,363,163

Food Products — 3.4%
Blue Buffalo Pet Products, Inc.(1)(2)	155,816	$3,998,238
Mondelez International, Inc., Class A	86,116	3,454,974
Pinnacle Foods, Inc.	69,013	3,083,501

		$10,536,713

Health Care Equipment & Supplies — 4.2%
Medtronic PLC	91,276	$6,845,700
Zimmer Biomet Holdings, Inc.	59,624	6,357,707

		$13,203,407

Hotels, Restaurants & Leisure — 1.7%
Starbucks Corp.	87,549	$5,226,675

		$5,226,675

Household Durables — 1.9%
Newell Rubbermaid, Inc.	131,288	$5,814,746

		$5,814,746

Internet & Catalog Retail — 6.1%
Amazon.com, Inc.(1)	23,328	$13,848,434
Priceline Group, Inc. (The)(1)	4,076	5,253,801

		$19,102,235

Internet Software & Services — 13.2%
Alphabet, Inc., Class A(1)	12,650	$9,650,685
Alphabet, Inc., Class C(1)	15,073	11,228,631
Facebook, Inc., Class A(1)	122,319	13,956,598
GrubHub, Inc.(1)(2)	141,681	3,560,443
Twitter, Inc.(1)	184,121	3,047,203

		$41,443,560

IT Services — 3.7%
Genpact, Ltd.(1)	49,782	$1,353,572
Visa, Inc., Class A	132,556	10,137,883

		$11,491,455

Leisure Products — 0.8%
Brunswick Corp.	51,114	$2,452,450

		$2,452,450

Machinery — 2.0%
Toro Co. (The)	35,497	$3,057,002
WABCO Holdings, Inc.(1)	31,160	3,331,627

		$6,388,629

Media — 2.6%
Walt Disney Co. (The)	80,751	$8,019,382

		$8,019,382

Multiline Retail — 0.7%
Dollar General Corp.	27,251	$2,332,686

		$2,332,686

Oil, Gas & Consumable Fuels — 1.7%
Devon Energy Corp.	143,941	$3,949,741
EOG Resources, Inc.	18,837	1,367,190

		$5,316,931

Security	Shares	Value
Personal Products — 1.3%
Estee Lauder Cos., Inc. (The), Class A	41,674	$3,930,275

		$3,930,275

Pharmaceuticals — 6.4%
Allergan PLC(1)	20,534	$5,503,728
Bristol-Myers Squibb Co.	84,261	5,382,593
Johnson & Johnson	84,023	9,091,288

		$19,977,609

Road & Rail — 1.7%
Union Pacific Corp.	65,844	$5,237,890

		$5,237,890

Semiconductors & Semiconductor Equipment — 4.5%
Broadcom, Ltd.	34,090	$5,266,905
NXP Semiconductors NV(1)	69,956	5,671,333
Texas Instruments, Inc.	54,404	3,123,878

		$14,062,116

Software — 5.0%
Fortinet, Inc.(1)	75,234	$2,304,418
Microsoft Corp.	104,401	5,766,067
salesforce.com, inc.(1)	102,480	7,566,098

		$15,636,583

Specialty Retail — 3.9%
Home Depot, Inc. (The)	17,954	$2,395,602
Lowe’s Cos., Inc.	130,223	9,864,393

		$12,259,995

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	117,162	$12,769,486

		$12,769,486

Textiles, Apparel & Luxury Goods — 2.2%
Hanesbrands, Inc.	128,032	$3,628,427
NIKE, Inc., Class B	54,967	3,378,821

		$7,007,248

Tobacco — 1.7%
Philip Morris International, Inc.	55,168	$5,412,534

		$5,412,534

Total Common Stocks (identified cost $221,936,370)		$307,173,762

Short-Term Investments — 2.9%

Description	Interest/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(3)	$6,085,548	$6,085,548
State Street Navigator Securities Lending Prime Portfolio(4)	3,004,625	3,004,625

Total Short-Term Investments (identified cost $9,090,173)		$9,090,173

Total Investments — 100.9% (identified cost $231,026,543)		$316,263,935

Other Assets, Less Liabilities — (0.9)%		$(2,838,740)

Net Assets — 100.0%		$313,425,195

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at March 31, 2016. The aggregate market value of securities on loan at March 31, 2016 was $7,908,736 and the total market value of the collateral received by the Portfolio was $7,957,885, including cash collateral of $3,004,625 and non-cash U.S. Government securities collateral of $4,953,260.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2016 was $6,927.

(4)	Represents investment of cash collateral received in connection with securities lending.

The Portfolio did not have any open financial instruments at March 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$231,067,655

Gross unrealized appreciation	$93,056,228
Gross unrealized depreciation	(7,859,948)

Net unrealized appreciation	$85,196,280

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$307,173,762	*	$—	$—	$307,173,762
Short-Term Investments	3,004,625		6,085,548	—	9,090,173
Total Investments	$310,178,387		$6,085,548	$—	$316,263,935

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

The Portfolio’s investment in the State Street Navigator Securities Lending Prime Portfolio is valued at the closing net asset value per share. For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Growth Portfolio

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	May 23, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2016